Offerings - Offering: 1	Mar. 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP0.01 per share, represented by American depositary shares
Maximum Aggregate Offering Price	$ 11,499,310.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,588.05
Offering Note	American depositary shares ("ADSs'') issuable upon deposit of ordinary shares registered hereby will be registered under a separate registration statement on Form F-6 (Registration No. 333-293793). Each ADS represents five ordinary shares. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional ordinary shares represented by ADSs that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions. The Registrant previously registered ordinary shares represented by ADSs with a proposed maximum aggregate offering price not to exceed $57,500,000 on a Registration Statement on Form F-1, as amended (File No. 333-293793), which was declared effective by the Securities and Exchange Commission on March 19, 2026. In accordance with Rule 462(b) promulgated under the Securities Act of 1933, as amended, an additional amount of ordinary shares represented by ADSs having a proposed maximum aggregate offering price of $11,499,310 is hereby registered, which includes the additional ordinary shares represented by ADSs that the underwriters have the option to purchase.